UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21177

BlackRock California Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007

BlackRock California Insured Municipal Income Trust (BCK)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—152.4%
		California—152.4%
$ 6,500		Benicia Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon,
		8/01/23, MBIA	No Opt. Call	$3,160,690
1,095		Cabrillo Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 5.00%,
		8/01/28, MBIA	08/17 @ 100	1,157,525
4,000		California GO, 5.00%, 6/01/31, AMBAC	12/14 @ 100	4,170,080
1,000		California St. Univ., Coll. & Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	11/15 @ 100	1,045,370
		Ceres Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
3,055		Ser. B, Zero Coupon, 8/01/30, FGIC	08/12 @ 34.887	847,304
3,180		Ser. B, Zero Coupon, 8/01/31, FGIC	08/12 @ 32.868	830,934
3,300		Ser. B, Zero Coupon, 8/01/32, FGIC	08/12 @ 30.966	812,394
3,440		Ser. B, Zero Coupon, 8/01/33, FGIC	08/12 @ 29.174	797,839
3,575		Ser. B, Zero Coupon, 8/01/34, FGIC	08/12 @ 27.782	789,575
3,275		Ser. B, Zero Coupon, 8/01/35, FGIC	08/12 @ 26.186	681,822
		City of Los Angeles, Swr. RB,
5,000		Ser. A, 5.00%, 6/01/27, MBIA	06/13 @ 100	5,196,750
6,025		Ser. A, 5.00%, 6/01/32, FGIC	06/12 @ 100	6,240,333
11,125		City of Santa Rosa, Swr. Impvts. RB, Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	4,377,020
6,500	[2]	Dept. of Wtr. Res., Elec., Pwr. & Lt. RB, Ser. A, 5.25%, 5/01/12	N/A	6,975,865
		East Bay Mun. Util. Dist.,
1,000		Swr. Impvts. RB, Ser. A, 5.00%, 6/01/33, AMBAC	06/17 @ 100	1,055,580
3,000		Wtr. Util. Impvts. RB, Ser. A, 5.00%, 6/01/37, FGIC	06/17 @ 100	3,159,240
2,385		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,445,174
2,915		Eureka Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Election 2002 Proj.,
		Zero Coupon, 8/01/34, MBIA	No Opt. Call	812,119
2,750		Hollister Joint Pwrs. Fing. Auth., Swr. RB, Ser. 1, 5.00%, 6/01/32, FSA	06/16 @ 100	2,872,787
4,500		Infrastructure & Econ. Dev. Bank Pub. Impvts., Misc. RB, Rand Corp. Proj., Ser. A, 5.25%,
		4/01/42, AMBAC	04/12 @ 100	4,673,745
2,600	[2]	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. & Nursing Home RB, 6.00%, 8/01/12	N/A	2,900,898
2,000		Long Beach Unified Sch. Dist., Sch. Impvts. Ad Valorem Tax GO, Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,058,160
		Los Angeles Dept. of Wtr. & Pwr.,
5,000		Wtr. RB, Ser. A, 5.00%, 7/01/43, FGIC	07/12 @ 100	5,144,350
5,000		Wtr. Util. Impvts. RB, Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,137,150
3,000	[2]	Los Angeles Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. E, 5.125%,
		7/01/12, MBIA	N/A	3,183,510
5,000		Northern California Pwr. Agcy., Elec. Pwr. & Lt. RB, Hydroelectric Proj., Ser. A, 5.00%,
		7/01/28, MBIA	07/08 @ 101	5,095,700
1,250		Poway Redev. Agcy. TA, 5.00%, 6/15/33, MBIA	06/17 @ 100	1,310,313
5,000		Pub. Wks. Brd., Pub. Impvts. Lease Abatement RB, Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,182,200
5,000		Riverside Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%,
		2/01/27, FGIC	02/12 @ 101	5,186,800
5,295		San Diego Cnty. Wtr. Auth., Wtr. Util. Impvts. Wtr. COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,500,658
4,805		San Diego Redev. Agcy. TA, Ctr. City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	4,972,262
4,000		San Diego St. Univ. RB, Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,136,240
20,000		San Joaquin Hills Transp. Corridor Agcy., Hwy. Tolls RB, Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	6,752,200
6,000		San Jose Fin. Auth., Lease Abatement RB, Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,162,720
3,000		Tustin Unified Sch. Dist., Sch. Impvts. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. A, 5.00%,
		9/01/38, FSA	09/12 @ 100	3,083,370

1

BlackRock California Insured Municipal Income Trust (BCK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		California— (cont'd)
$ 4,000		Westlands Wtr. Dist., Wtr. Util. Impvts. Wtr. COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	$4,124,560
		Total Long-Term Investments (cost $116,427,175)		122,033,237
Shares
(000)
		MONEY MARKET FUND—5.0%
4,021	[3,4]	CMA California Mun. Money Fund, 3.25% (cost $4,020,967)		4,020,967
Total Investments —157.4% (cost $120,448,1425)				$126,054,204
Other assets in excess of liabilities —0.7%				543,666
Preferred shares at redemption value, including dividends payable —(58.1)%				(46,511,467)
Net Assets Applicable to Common Shareholders —100%				$80,086,403

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Represents an investment in an affiliate.

[4]	Represents current yield as of May 31, 2007.

[5]	Cost for federal income tax purposes is $120,451,115. The net unrealized appreciation on a tax basis is $5,603,089, consisting of $5,702,488 gross unrealized appreciation and $99,399 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 93.0% of the Trust's managed assets.

AMBAC	—	20.6%
FGIC	—	23.8%
FSA	—	6.4%
MBIA	—	39.0%
Other	—	3.2%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock California Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007